Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Net cash flows from operating activities:
Net income	$ 1,051,076	$ 962,563	$ 252,847
Adjustments to reconcile net income to net cash provided by (used for) operations:
Pre-tax income from discontinued operations, including gain on disposal	(1,050,582)	0	(407,312)
Deferred income tax provision	236,406	6,391	712,055
Recognition of accumulated other comprehensive income lodged taxes	0	(544,583)	0
Depreciation and amortization of real estate, property, equipment and leasehold improvements	105,156	139,708	92,918
Other amortization	(37,749)	(9,942)	(28,159)
Share-based compensation	48,249	49,848	48,384
Provision for doubtful accounts	35,223	29,800	36,452
Income related to associated companies	(130,685)	(288,164)	(34,494)
Distributions from associated companies	162,988	467,157	143,286
Net (gains) losses related to property and equipment, and other assets	(32,461)	42,214	(32,814)
Gain on sale of subsidiaries and associated companies	(221,712)	(210,278)	(179,605)
Net change in:
Securities deposited with clearing and depository organizations	64,911	(169)	163
Trading assets	(1,451,472)	218,419	(648,703)
Securities borrowed	1,137,134	(1,103,708)	50,660
Securities purchased under agreements to resell	807,619	(1,523,222)	234,740
Receivables from brokers, dealers and clearing organizations	(602,950)	211,198	(555,109)
Receivables from customers of securities operations	(465,960)	524,656	(732,344)
Other receivables	30,864	(2,283)	(216,189)
Other assets	33,484	15,705	(8,102)
Trading liabilities	1,142,878	1,051,598	(25,765)
Securities loaned	(964,137)	(301,727)	381
Securities sold under agreements to repurchase	36,956	(1,122,982)	1,838,793
Payables to brokers, dealers and clearing organizations	250,603	111,757	(1,079,516)
Payables to customers of securities operations	512,760	631,854	366,721
Trade payables, expense accruals and other liabilities	(112,488)	(160,784)	365,385
Other	(124,580)	61,565	(25,838)
Net cash provided by (used for) operating activities - continuing operations	526,453	(827,837)	234,463
Net cash provided by operating activities - discontinued operations	164,650	0	553,831
Net cash provided by (used for) operating activities	691,103	(827,837)	788,294
Net cash flows from investing activities:
Acquisitions of property, equipment and leasehold improvements, and other assets	(325,666)	(232,229)	(123,027)
Proceeds from disposals of property and equipment, and other assets	14,052	11,302	28,042
Proceeds from sale of subsidiaries, net of expenses and cash of operations sold	100,000	(546)	289,767
Proceeds from sale of associated companies	379,074	790,612	173,105
Acquisitions, net of cash acquired	0	100,723	0
Advances on notes, loans and other receivables	(351,831)	(570,659)	(49,325)
Collections on notes, loans and other receivables	216,426	323,215	272,439
Loans to and investments in associated companies	(1,956,983)	(267,263)	(3,305,791)
Capital distributions and loan repayment from associated companies	1,973,739	110,656	3,106,423
Deconsolidation of subsidiary entities	0	0	(21,129)
Purchases of investments (other than short-term)	(3,423,191)	(2,995)	(1,146,595)
Proceeds from maturities of investments	1,084,277	531,104	344,223
Proceeds from sales of investments	1,571,507	913,175	443,300
Other	130	0	1,339
Net cash provided by (used for) investing activities - continuing operations	(718,466)	1,707,095	12,771
Net cash provided by (used for) investing activities - discontinued operations	860,909	0	(67,405)
Net cash provided by (used for) investing activities	142,443	1,707,095	(54,634)
Net cash flows from financing activities:
Issuance of debt, net of issuance costs	2,754,665	3,275,800	1,620,691
Other changes in short-term borrowings, net	0	0	23,324
Repayment of debt	(2,678,323)	(2,588,791)	(848,350)
Net change in other secured financings	503,043	1,533,696	1,248
Net change in bank overdrafts	10,290	26,568	(5,650)
Issuance of common shares	3,611	1,112	1,501
Net contributions from (distributions to) redeemable noncontrolling interests	455	(782)	(185)
Distributions to noncontrolling interests	(7,408)	(5,293)	(12,031)
Contributions from noncontrolling interests	113	6,829	40,072
Purchase of common shares for treasury	(1,130,854)	(509,914)	(100,477)
Dividends paid	(151,758)	(149,647)	(117,407)
Other	1	0	(1)
Net cash provided by (used for) financing activities - continuing operations	(696,165)	1,589,578	602,735
Net cash provided by (used for) financing activities - discontinued operations	120,322	0	(167,934)
Net cash provided by (used for) financing activities	(575,843)	1,589,578	434,801
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(19,546)	(1,063)	12,067
Change in cash classified as assets held for sale	0	0	(3,136)
Net increase in cash, cash equivalents and restricted cash	238,157	2,467,773	1,177,392
Cash, cash equivalents and restricted cash at beginning of period	5,774,505	6,012,662	4,597,113
Cash, cash equivalents and restricted cash at end of period	$ 6,012,662	$ 8,480,435	$ 5,774,505